Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Ordinary Shares were Issued and Outstanding - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Ordinary Shares were Issued and Outstanding [Line Items]
Warrants, Outstanding beginning	220,182	220,182	817,704
Weighted Average Exercise Price, Outstanding beginning	$ 2.45	$ 2.45	$ 2.45
Weighted Average Remaining Contractual Term (Years), Outstanding beginning	10 months 13 days	6 months 18 days	1 year 1 month 9 days
Warrants, Issued
Weighted Average Exercise Price, Issued
Weighted Average Remaining Contractual Term (Years), Issued
Warrants, Expired	(176,682)	(597,522)
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term (Years), Expired
Warrants, Outstanding ending	43,500	220,182	220,182
Weighted Average Exercise Price, Outstanding ending	$ 2.45	$ 2.45	$ 2.45
Weighted Average Remaining Contractual Term (Years), Outstanding ending	10 months 13 days	6 months 18 days	1 year 1 month 9 days
Warrants, Exercisable	43,500	220,182
Weighted Average Exercise Price, Exercisable	$ 2.45	$ 2.45
Weighted Average Remaining Contractual Term (Years), Exercisable	10 months 13 days	6 months 18 days